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                                                      MYRA L. SAUL
                                                      ASSOCIATE GENERAL COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                    March 8, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Separate Account E
     File No. 811-04001
     -------------------------------------

Commissioners:

The Annual Reports dated December 31, 2009 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File
No. 811-03618.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

                                             Sincerely,

                                             /s/  Myra L. Saul
                                             -----------------------------------
                                             Myra L. Saul
                                             Associate General Counsel
                                             Metropolitan Life Insurance Company